Callaway Energy Center (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 mill	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013
Loss Contingencies [Line Items]
Nwf Fee Number Of Mills	1
Settlement payment		$ 11		$ 5
Annual decommissioning costs included in costs of service	7	7	7
MoPSC requirement to file updated cost study and funding analysis for decommissioning Callaway energy center	3 years
Reduction To Depreciation And Amortization [Member]
Loss Contingencies [Line Items]
Settlement payment		2
Reduction To Other Operations And Maintenance [Member]
Loss Contingencies [Line Items]
Settlement payment		2
Reduction In Property And Plant [Member]
Loss Contingencies [Line Items]
Settlement payment	$ 1	$ 7
Nuclear Plant [Member]
Loss Contingencies [Line Items]
Useful life	40 years